Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property and Equipment, Net [Line Items]
Total property and equipment, gross	$ 2,478,734	$ 2,452,613
Less: Accumulated depreciation	(1,288,792)	(1,207,982)
Total property and equipment, net	1,189,942	1,244,631
Building [Member]
Property and Equipment, Net [Line Items]
Total property and equipment, gross	851,004	852,003
Computers and software [Member]
Property and Equipment, Net [Line Items]
Total property and equipment, gross	92,621	90,229
Furniture and fittings [Member]
Property and Equipment, Net [Line Items]
Total property and equipment, gross	58,922	58,486
Machinery and equipment [Member]
Property and Equipment, Net [Line Items]
Total property and equipment, gross	826,306	799,179
Motor vehicles [Member]
Property and Equipment, Net [Line Items]
Total property and equipment, gross	510,890	514,165
Office equipment [Member]
Property and Equipment, Net [Line Items]
Total property and equipment, gross	87,040	86,267
Leasehold improvements [Member]
Property and Equipment, Net [Line Items]
Total property and equipment, gross	$ 51,951	$ 52,284